UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 960

New York, New York 10169

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AFFYMETRICS

Ticker Symbol:AFFX	Cusip Number: 00826T108
Record Date:	Meeting Date: 6/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

AFLAC

Ticker Symbol:AFL	Cusip Number: 323826775
Record Date:	Meeting Date: 5/2/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT OF ACCOUNTANT	FOR	ISSUER	FOR	WITH

APPLIED SIGNAL TECH

Ticker Symbol:APSG	Cusip Number: 038237103
Record Date:	Meeting Date: 3/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

BARR PHARMACEUTICALS

Ticker Symbol:BRL	Cusip Number: 068306109
Record Date:	Meeting Date: 10/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF SELECTION OF AUDITOR	FOR	ISSUER	FOR	WITH

BIOVAIL

Ticker Symbol:BVF	Cusip Number: 049933215
Record Date:	Meeting Date: 6/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	CONTINUANCE OF BIOVAIL UNDER THE CANADA BUSINESS CORPORATIONS ACT	FOR	ISSUER	FOR	WITH
2	CONFIRM NEW BY-LAWS	FOR	ISSUER	FOR	WITH
3	NUMBER OF DIRECTORS	FOR	ISSUER	FOR	WITH
4	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
5	APPOINTMENT OF AUDITORS	FOR	ISSUER	FOR	WITH

BJ''S RESTAURANTS

Ticker Symbol:BJRI	Cusip Number: 09180C106
Record Date:	Meeting Date: 6/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE 2005 INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	APPOINT AUDITORS	FOR	ISSUER	FOR	WITH

BUSINESS OBJECTS

Ticker Symbol:BOBJ	Cusip Number: 12328X107
Record Date:	Meeting Date: 6/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE STATUTORY FINANCIAL STATEMENTS FOR THE FY 04	FOR	ISSUER	FOR	WITH
2	APPROVE CONSOLIDATED FINANCIAL STATEMENTS FOR THE FY 04	FOR	ISSUER	FOR	WITH
3	ALLOCATE EARNINGS OF RHT FY ''04	FOR	ISSUER	FOR	WITH
4	RENEW TEMS OF OFFICE OF GERALD HELD AS DIRECTOR	FOR	ISSUER	FOR	WITH
5	APPOINT CARL PASCARELLA AS DIRECTOR	FOR	ISSUER	FOR	WITH
6	APPOINT ACCOUNTANTS	FOR	ISSUER	FOR	WITH
7	RATIFICATION OF REGULATED AGREEMENTS	FOR	ISSUER	FOR	WITH
8	INCREASE OF THE AGGREGATE AMOUNT OF AUTHORIZED DIRECTORS FEES	FOR	ISSUER	FOR	WITH
9	AUTHORIZE REPURCHASE OF ORDINARY SHARES	FOR	ISSUER	FOR	WITH
10	AUTHORIZE REDUCTION OF THE SHARE CAPITAL BY CANCELLATION OF TREASURY SHARES	FOR	ISSUER	FOR	WITH
11	AUTHORIZE ISSUANCE OF WARRANTS TO SUBSCRIBE TO A MAXIMUM OF 45,000 ORDINARY SHARES RESERVED FOR MR. HELD	FOR	ISSUER	FOR	WITH
12	AUTHORIZE ISSUANCE OF WARRANTS TO SUBSCRIBE TO A MAXIMUM OF 45,000 ORDINARY SHARES RESERVED FOR MR. PASCARELLA	FOR	ISSUER	FOR	WITH
13	AUTHORIZE INCREASE OF THE SHARE CAPITAL THORUGH THE ISSUANCE OF ORDINARY SHARES WITH SUBSCRIPTION RESERVED TO THE PARTICIPANTS IN THE EMPLOYEE SAVINGS PLAN	FOR	ISSUER	FOR	WITH
14	INCREASE SHARE CAPITAL THORUGH THE ISSUANCE OF ORDINARY SHARES WITH SUBSCRIPTION RESERVED TO THE 2004 EMPLOYEE BENEFITS TRUST	FOR	ISSUER	FOR	WITH
15	APPROVE AMENDMENT OF THE ARTICLE 7.2 OF COMPANY''S ARTICLES OF ASSOCIATION TO STIPULATE AN ADDITIONAL OBLIGATION OF DISCLOSURE IN CASE OF CROSSING OF THE HOLDING THRESHOLD OF 2% OF THE TOTAL NUMBER OF ORDINARY SHARES OR VOTING RIGHTS	FOR	ISSUER	FOR	WITH
16	APPROVE AMENDMENTS OF THE ARTICLES OF ASSOCIATION TO CONFORM TO NEW PROVISIONS OF THE FRENCHCOMMERCIAL CODE.	FOR	ISSUER	FOR	WITH
17	APPROVE OF OTHER AMENDMENTS TO ARTICLES OF ASSOCIATION	FOR	ISSUER	FOR	WITH
18	GRANT FULL POWERS OF ATTORNEY TO CARRY OUT REGISTRATION AND FORMALITIES	FOR	ISSUER	FOR	WITH

CR BARD

Ticker Symbol:BCR	Cusip Number: 067383109
Record Date:	Meeting Date: 4/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	PROPOSAL RELATING TO WORKPLACE CODE OF CONDUCT	AGAINST	STOCKHOLDER	AGAINST	WITH

DORAL FINANCIAL

Ticker Symbol:DRL	Cusip Number: 25811P100
Record Date:	Meeting Date: 4/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF PWC AS AN ACCOUNTANT	AGAINST	ISSUER	FOR	AGAINST

FLIR SYSTEMS

Ticker Symbol:FLIR	Cusip Number: 302445101
Record Date:	Meeting Date: 4/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELIECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	INCREASE THE NUMBER OF SHARES OF COMMON STOCK	FOR	ISSUER	FOR	WITH

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number: 369604103
Record Date:	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	SELECTION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	CUMULATIVE VOTING	AGAINST	STOCKHOLDER	AGAINST	WITH
4	REPORT ON NUCLEAR RISK	AGAINST	STOCKHOLDER	AGAINST	WITH
5	REPORT ON PCB CLEANUP COSTS	AGAINST	STOCKHOLDER	AGAINST	WITH
6	CURB OVER-EXTENDED DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
7	REPORT ON SUSTAINABILITY	AGAINST	STOCKHOLDER	AGAINST	WITH
8	DISCLOSE POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
9	ANIMAL TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH

KENSEY NASH

Ticker Symbol:KNSY	Cusip Number: 190057106
Record Date:	Meeting Date: 12/1/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF SELECTION OF AUDITOR	FOR	ISSUER	FOR	WITH

KLA TENCOR

Ticker Symbol:KLAC	Cusip Number: 482480100
Record Date:	Meeting Date: 10/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE 2004 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

KV PHARMACEUTICAL

Ticker Symbol:KVA	Cusip Number: 482740206
Record Date:	Meeting Date: 9/9/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH

L3 COMM

Ticker Symbol:LLL	Cusip Number: 502424104
Record Date:	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF ACCOUNTANTS	FOR	ISSUER	FOR	WITH

MFC BANCORP

Ticker Symbol:MXBIF	Cusip Number: 55271X202
Record Date:	Meeting Date: 5/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	REAPPOINTMENT OF AUDITORS	FOR	ISSUER	FOR	WITH
3	FIX REMUNERATION TO BE PAID TO AUDITORS FOR THE ENSUING YEAR	FOR	ISSUER	FOR	WITH

NAM TAI

Ticker Symbol:NTE	Cusip Number: 629865205
Record Date:	Meeting Date: 6/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	SELECTION OF ACCOUNTANT	FOR	ISSUER	FOR	WITH
3	APPROVAL OF STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH

NOVELLUS SYSTEMS

Ticker Symbol:NVLS	Cusip Number: 670008101
Record Date:	Meeting Date: 4/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY AN AMENDMENT TO 2001 STOCK INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
3	RATIFY AN AMENDMENT TO 1992 EMPLOYEE STOCK PURCHASE PLAN	AGAINST	ISSUER	FOR	AGAINST
4	APPOINT THE AUDITORS	FOR	ISSUER	FOR	WITH

PFIZER

Ticker Symbol:PFE	Cusip Number: 717081103
Record Date:	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF ACCOUNTANTS	FOR	ISSUER	FOR	WITH
3	TERM LIMITS FOR DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
4	REPORT ON INCREASEING ACCESS TO PFE DRUGS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	IMPORTATION OF PRESCRIPTION DRUGS	AGAINST	STOCKHOLDER	AGAINST	WITH
6	POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
7	PRODUCT AVAILABILITY IN CANADA	AGAINST	STOCKHOLDER	AGAINST	WITH
8	SEPARATION OF CHAIR AND CEO ROLE	FOR	STOCKHOLDER	AGAINST	AGAINST

QUALCOMM

Ticker Symbol:QCOM	Cusip Number: 747525103
Record Date:	Meeting Date: 3/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	ELIMINATE CLASSIFIED BOARD & CULMULATIVE VOTING	FOR	ISSUER	FOR	WITH
3	APPROVE AMENDMENTS TO THE COMPANY''S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK	FOR	ISSUER	FOR	WITH
4	APPROVE AMENDMENTS TO THE COMPANY''S RESTATED CERTIFICATE OF INCORPORATION TO REMOVE UNNECESSARY AND OUTDATED REFERENCES TO THE IPO	FOR	ISSUER	FOR	WITH
5	RATIFICATION OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

SCIENTIFIC GAMES

Ticker Symbol:SGMS	Cusip Number: 80874P109
Record Date:	Meeting Date: 9/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

STAPLES

Ticker Symbol:SPLS	Cusip Number: 855030102
Record Date:	Meeting Date: 6/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVE AMENDED AND RESTATED 2004 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	ELECTION ACCOUNTANTS	FOR	ISSUER	FOR	WITH
4	REDEEM OR VOTE POISON PILL	AGAINST	STOCKHOLDER	AGAINST	WITH

SYMANTEC

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date:	Meeting Date: 6/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE ISSUANCE AND RESERVATION FOR ISSUANCE OF SYMANTEC COMMON STOCK TO HOLDERS OF VERITAS PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION	FOR	ISSUER	FOR	WITH
2	APPROVE AMENDMENTS TO SYMANTEC CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK	FOR	ISSUER	FOR	WITH
3	ADJOURN THE SPEICAL MEETING IF NECESSARY, IF QUORUM IS PRESENT TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF THE FOREGOING PRORPOSALS	FOR	ISSUER	FOR	WITH

SYMANTEC

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date:	Meeting Date: 6/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE ISSUANCE OF COMMON STOCK TO HOLDERS OF VERITAS SOFRWARE FOR	FOR	ISSUER	FOR	WITH
2	INCREASE COMMON STOCK	FOR	ISSUER	FOR	WITH
3	ADJOURN SPECIAL MEETING IF NECESSARY	FOR	ISSUER	FOR	WITH

SYMANTEC

Ticker Symbol:SYMC	Cusip Number: 871503108
Record Date:	Meeting Date: 9/15/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF INCREASE OF NUMBER OF SHARES OF COMMON STOCK FROM 900M TO 1,600M	FOR	ISSUER	FOR	WITH
3	APPROVAL OF EQUITY INCENTIVE PLAN AND RESERVATION OF 9M SHARES OF COMMON STOCK FOR ISSUANCE THEREUNDER	FOR	ISSUER	FOR	WITH
4	APPROVAL OF AMENDMENTS TO 2000 DIRECTOR EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
5	RATIFICATION OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Dmitriy Perelstein

* Dmitriy Perelstein

Chief Financial Officer

Date: August 30, 2005

*Print the name and title of each signing officer under his or her signature.